Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,191	$ 2,167
Less - accumulated depreciation and amortization	(2,027)	(1,965)
Property and equipment, net	164	202
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,892	1,848
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155	155
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	122	146
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22	$ 18